Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 2,075,755	$ 987,883	$ 893,034
Cost of revenues	1,106,447	500,696	502,514
Gross profit	969,308	487,187	390,520
Operating expenses
Research and development	706,021	781,417	750,768
Sales and marketing	241,114	22,551	24,927
General and administrative	595,074	74,169	75,771
Total operating expenses	1,542,209	878,138	851,463
Loss from operations	572,901	390,951	460,943
Financial expenses	251,323	249,392	87,301
Net loss	$ 824,224	$ 640,343	$ 548,244
Basic and diluted net loss attributable to shareholders per ordinary share (in Dollars per share)	$ 0.24	$ 0.26	$ 1,774
Weighted average number of ordinary shares used in computing loss per ordinary share (in Shares)	3,464,470	2,483,988	309